Condensed Consolidated Statements of Cash Flows (Parentheticals) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Issuance of ordinary shares	247,415
Consideration for ordinary shares	360,297